CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 789	$ 1,063
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	77,569,088	76,157,506
Ordinary shares, shares outstanding	77,223,069	75,811,487
Treasury shares	346,019	346,019